UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

February 28, 2010

Fixed income mutual funds

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund.

The figures in the semiannual report for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund prospectus contains this and other important information about the Funds. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at www.delawareinvestments.com.

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On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Funds’ prospectus and any supplements thereto for more complete information.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Sector allocations and credit quality breakdowns	4
Statements of net assets	9
Statements of operations	48
Statements of changes in net assets	50
Financial highlights	60
Notes to financial statements	90
Other Fund information	104
About the organization	115

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2009 to February 28, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratio	Expenses Paid During Period 9/1/09 to 2/28/10*

Actual Fund return
Class A	$1,000.00	$1,042.70	0.81%	$4.10
Class B	1,000.00	1,038.80	1.56%	7.89
Class C	1,000.00	1,038.80	1.56%	7.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class B	1,000.00	1,017.06	1.56%	7.80
Class C	1,000.00	1,017.06	1.56%	7.80

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratio	Expenses Paid During Period 9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,063.20	0.82%	$4.19
Class B	1,000.00	1,059.10	1.57%	8.02
Class C	1,000.00	1,059.20	1.57%	8.02
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class B	1,000.00	1,017.01	1.57%	7.85
Class C	1,000.00	1,017.01	1.57%	7.85

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratio	Expenses Paid During Period 9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,048.20	0.91%	$4.62
Class B	1,000.00	1,043.30	1.66%	8.41
Class C	1,000.00	1,043.30	1.66%	8.41
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.28	0.91%	$4.56
Class B	1,000.00	1,016.56	1.66%	8.30
Class C	1,000.00	1,016.56	1.66%	8.30

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratio	Expenses Paid During Period 9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,040.00	0.93%	$4.70
Class B	1,000.00	1,036.20	1.68%	8.48
Class C	1,000.00	1,036.20	1.68%	8.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.18	0.93%	$4.66
Class B	1,000.00	1,016.46	1.68%	8.40
Class C	1,000.00	1,016.46	1.68%	8.40

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/09	Ending Account Value 2/28/10	Annualized Expense Ratio	Expenses Paid During Period 9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,049.80	0.80%	$4.07
Class B	1,000.00	1,046.00	1.55%	7.86
Class C	1,000.00	1,046.00	1.55%	7.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.11	1.55%	7.75
Class C	1,000.00	1,017.11	1.55%	7.75

*“Expenses Paid During Period” are equal to a Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocations and credit quality breakdowns
Delaware Tax-Free Arizona Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	99.00%
Corporate Revenue Bonds	6.78%
Education Revenue Bonds	10.23%
Electric Revenue Bonds	5.38%
Health Care Revenue Bonds	13.09%
Housing Revenue Bond	0.01%
Lease Revenue Bonds	12.93%
Local General Obligation Bonds	5.14%
Pre-Refunded Bonds	9.42%
Special Tax Revenue Bonds	15.41%
State General Obligation Bonds	7.52%
Transportation Revenue Bonds	5.37%
Water & Sewer Revenue Bonds	7.72%
Total Value of Securities	99.00%
Receivables and Other Assets Net of Liabilities	1.00%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	12.20%
AA	29.67%
A	26.42%
BBB	29.64%
B	1.22%
Not Rated	0.85%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free California Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.78%
Corporate Revenue Bonds	5.70%
Education Revenue Bonds	9.32%
Electric Revenue Bonds	4.18%
Health Care Revenue Bonds	16.82%
Housing Revenue Bonds	7.26%
Lease Revenue Bonds	7.83%
Local General Obligation Bonds	6.29%
Pre-Refunded Bonds	3.01%
Resource Recovery Revenue Bond	1.26%
Special Tax Revenue Bonds	19.66%
State General Obligation Bonds	7.32%
Transportation Revenue Bonds	6.17%
Water & Sewer Revenue Bonds	3.96%
Short-Term Investments	0.62%
Money Market Instrument	0.38%
Variable Rate Demand Note	0.24%
Total Value of Securities	99.40%
Receivables and Other Assets Net of Liabilities	0.60%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	10.79%
AA	15.33%
A	43.82%
BBB	16.16%
BB	1.93%
B	2.29%
Not Rated	9.68%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware Tax-Free Colorado Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	99.07%
Corporate Revenue Bond	2.17%
Education Revenue Bonds	11.42%
Electric Revenue Bonds	5.86%
Escrowed to Maturity Bond	2.23%
Health Care Revenue Bonds	21.12%
Housing Revenue Bonds	2.11%
Lease Revenue Bonds	3.62%
Local General Obligation Bonds	15.03%
Pre-Refunded Bonds	15.11%
Special Tax Revenue Bonds	8.56%
State General Obligation Bonds	6.09%
Transportation Revenue Bonds	3.49%
Water & Sewer Revenue Bonds	2.26%
Short-Term Investment	1.02%
Total Value of Securities	100.09%
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	13.37%
AA	27.92%
A	29.16%
BBB	18.55%
B	1.09%
Not Rated	9.91%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free Idaho Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.33%
Corporate Revenue Bonds	4.52%
Education Revenue Bonds	9.56%
Electric Revenue Bonds	1.38%
Health Care Revenue Bonds	1.81%
Housing Revenue Bonds	7.00%
Lease Revenue Bonds	3.61%
Local General Obligation Bonds	21.59%
Pre-Refunded Bonds	14.42%
Special Tax Revenue Bonds	17.08%
State General Obligation Bonds	5.70%
Transportation Revenue Bonds	7.93%
Water & Sewer Revenue Bonds	2.73%
Short-Term Investment	1.41%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	19.31%
AA	34.49%
A	29.15%
BBB	12.46%
BB	2.98%
B	1.40%
Not Rated	0.21%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware Tax-Free New York Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.98%
Corporate Revenue Bonds	7.93%
Education Revenue Bonds	22.90%
Electric Revenue Bonds	2.97%
Health Care Revenue Bonds	8.54%
Housing Revenue Bonds	1.95%
Lease Revenue Bonds	8.94%
Local General Obligation Bonds	3.17%
Pre-Refunded Bonds	6.27%
Special Tax Revenue Bonds	20.51%
State General Obligation Bonds	4.70%
Transportation Revenue Bonds	6.22%
Water & Sewer Revenue Bonds	1.88%
Short-Term Investments	4.16%
Total Value of Securities	100.14%
Liabilities Net of Receivables and Other Assets	(0.14%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	12.55%
AA	27.41%
A	30.76%
BBB	22.38%
BB	2.98%
B	2.39%
Not Rated	1.53%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Tax-Free Arizona Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.00%
Corporate Revenue Bonds – 6.78%
Maricopa County Pollution Control (Palo Verde Project)
Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$1,875,980
• Navajo County Pollution Control Revenue Refunding
(Arizona Public Services Company-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,577,670
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power Company-San
Juan) Series A 4.95% 10/1/20	1,500,000	1,507,305
Pima County Industrial Development Authority Revenue
Remarketed (Tucson Electric Power)
5.75% 9/1/29	750,000	758,190
Salt Verde Financial Corporation Gas Revenue Senior
5.00% 12/1/37	2,895,000	2,477,975
		8,197,120
Education Revenue Bonds – 10.23%
Arizona Health Facilities Authority Healthcare
Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,497,120
Arizona State Board of Regents
(University of Arizona System Revenue)
Series A 5.00% 6/1/21	1,255,000	1,400,266
Series A 5.00% 6/1/39	1,500,000	1,539,045
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	2,027,380
Arizona State University Energy Management Revenue
(Arizona State University-Tempe Campus II Project)
4.50% 7/1/24	1,385,000	1,416,786
Energy Management Services Energy Conservation Revenue
(Arizona State University-Main Campus Project)
5.25% 7/1/17 (NATL-RE)	1,500,000	1,633,950
Pima County Industrial Development Authority Educational
Revenue Refunding (Tucson Country Day School Project)
5.00% 6/1/37	1,000,000	754,060
South Campus Group Student Housing Revenue
(Arizona State University-South Campus Project)
5.625% 9/1/35 (NATL-RE)	1,000,000	1,003,620

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	$1,000,000	$1,007,540
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	85,000	90,480
		12,370,247
Electric Revenue Bonds – 5.38%
Mesa Utilities System Revenue Refunding
5.00% 7/1/18 (NATL-RE) (FGIC)	2,150,000	2,428,920
Puerto Rico Electric Power Authority Revenue Series WW
5.00% 7/1/28	1,430,000	1,428,198
5.50% 7/1/38	600,000	607,560
Salt River Project Agricultural Improvement &
Power District Electric System Revenue
Series B 5.00% 1/1/31 (NATL-RE) (IBC)	2,000,000	2,042,680
		6,507,358
Health Care Revenue Bonds – 13.09%
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) Series D 5.00% 7/1/28	1,500,000	1,482,165
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,500,000	2,171,925
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Healthcare West) Series A
5.50% 7/1/26	1,000,000	1,020,030
6.00% 7/1/39	2,500,000	2,608,750
Scottsdale Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	1,250,000	1,236,063
University Medical Center Hospital Revenue
5.00% 7/1/24	800,000	790,272
5.00% 7/1/35	2,000,000	1,864,000
6.50% 7/1/39	2,500,000	2,659,899
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	1,991,420
		15,824,524

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bond – 0.01%
Pima County Industrial Development Authority
Single Family Housing Revenue
Series A-1 6.125% 11/1/33
(GNMA) (FNMA) (FHLMC) (AMT)	$15,000	$15,026
		15,026
Lease Revenue Bonds – 12.93%
Arizona Game & Fish Department &
Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,300,000	1,294,722
Arizona State Certificates of Participation Department
Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,598,880
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	590,278
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	980,930
Phoenix Industrial Development Authority Lease
Revenue (Capitol Mall II, LLC Project)
5.00% 9/15/28 (AMBAC)	2,000,000	2,002,260
Pima County Industrial Development Authority Lease
Revenue Metro Police Facility (Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,543,425
5.375% 7/1/39	1,500,000	1,525,800
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,293,435
5.125% 6/1/21 (AMBAC)	3,000,000	3,074,039
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series D
5.25% 7/1/27	470,000	463,129
5.25% 7/1/36	270,000	258,836
University of Arizona Certificates of Participation
Prerefunded (University of Arizona Project)
Series B 5.00% 6/1/31 (AMBAC)	1,000,000	1,003,210
		15,628,944

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 5.14%
Cochise County Unified School District #68
(Sierra Vista) 7.50% 7/1/10 (NATL-RE) (FGIC)	$1,000,000	$1,022,960
Coconino & Yavapai Counties Joint Unified School
District #9 (Sedona Oak Creek Project of 2007)
Series A 4.50% 7/1/18 (AGM)	1,520,000	1,728,073
Series B 5.375% 7/1/28	1,350,000	1,453,113
DC Ranch Community Facilities
5.00% 7/15/27 (AMBAC)	1,000,000	971,670
• Gila County Unified School District #10
(Payson School Improvement Project of 2006)
Series A 5.25% 7/1/27 (AMBAC)	1,000,000	1,032,520
		6,208,336
§Pre-Refunded Bonds – 9.42%
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	2,435,000	2,507,904
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue Series K
5.00% 7/1/35-15	750,000	882,060
Puerto Rico Electric Power Authority Revenue
Series NN 5.00% 7/1/32-13 (NATL-RE)	1,750,000	1,981,385
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series D 5.25% 7/1/27-12	1,280,000	1,408,230
Series I 5.25% 7/1/33-14	5,000	5,792
Southern Arizona Capital Facilities Finance
Revenue (University of Arizona Project)
5.10% 9/1/33-12 (NATL-RE)	3,250,000	3,603,568
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21-12 (AMBAC)	915,000	1,002,904
		11,391,843
Special Tax Revenue Bonds – 15.41%
Arizona State Transportation Board Excise Tax Revenue
(Maricopa County Regional Area Road Foundation)
5.00% 7/1/19	1,500,000	1,695,390
Arizona Tourism & Sports Authority Tax Revenue
(Multipurpose Stadium Facilities)
Series A 5.00% 7/1/28 (NATL-RE)	1,345,000	1,355,626

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	$1,350,000	$1,350,162
Gilbert Public Facilities Municipal Property
Revenue 5.00% 7/1/25	1,250,000	1,331,563
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	924,000	836,728
Mesa Street & Highway Revenue 5.00% 7/1/20 (AGM)	1,000,000	1,144,650
Peoria Municipal Development Authority Transition
Sales Tax, Excise Tax & State Shared Revenue
(Senior Lien & Subordinated Lien) 4.50% 1/1/16	1,000,000	1,122,600
Phoenix Civic Improvement Transition Excise Tax Revenue
(Light Rail Project) 5.00% 7/1/20 (AMBAC)	2,270,000	2,443,586
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Refunding
Series C 5.50% 7/1/25 (AMBAC)	1,955,000	2,003,836
Puerto Rico Sales Tax Financing Corporation
Revenue Series A
ΩCapital Appreciation-First Subordinate 6.75% 8/1/32	3,045,000	2,317,518
First Subordinate
•5.00% 8/1/39	1,500,000	1,575,105
5.75% 8/1/37	1,405,000	1,452,447
		18,629,211
State General Obligation Bonds – 7.52%
Guam Government Series A
6.75% 11/15/29	115,000	121,964
7.00% 11/15/39	1,250,000	1,338,800
Puerto Rico Commonwealth Public Improvement
Refunding Series A
5.50% 7/1/17	1,765,000	1,890,227
5.50% 7/1/19	1,300,000	1,384,942
Series C 6.00% 7/1/39	1,010,000	1,039,745
Un-Refunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	481,920
5.125% 7/1/31	2,000,000	1,911,140
Virgin Islands Public Finance Authority
(Gross Receipts Taxes Loan Note)
5.00% 10/1/31 (ACA)	1,000,000	927,670
		9,096,408

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 5.37%
Arizona State Transportation Board Grant Anticipation
Notes Series A 5.00% 7/1/14	$1,250,000	$1,423,250
Arizona State Transportation Board Highway
Revenue Subordinated Series A 5.00% 7/1/23	1,000,000	1,079,130
Phoenix Civic Improvement Airport
Revenue (Senior Lien) Series B
5.25% 7/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	1,005,620
5.25% 7/1/32 (NATL-RE) (FGIC) (AMT)	3,000,000	2,980,260
		6,488,260
Water & Sewer Revenue Bonds – 7.72%
Phoenix Civic Improvement Corporation
Waste System Revenue (Junior Lien)
5.00% 7/1/26 (NATL-RE) (FGIC)	3,750,000	3,806,785
Phoenix Civic Improvement Wastewater Corporation
Systems Revenue (Junior Lien)
5.00% 7/1/19 (NATL-RE)	2,750,000	3,072,658
Refunding 5.00% 7/1/24 (NATL-RE) (FGIC)	1,000,000	1,034,570
Scottsdale Water & Sewer Revenue 5.25% 7/1/22	1,150,000	1,418,652
		9,332,665
Total Municipal Bonds (cost $115,787,713)		119,689,942

Total Value of Securities – 99.00%
(cost $115,787,713)		119,689,942
Receivables and Other Assets
Net of Liabilities – 1.00%		1,208,111
Net Assets Applicable to 10,660,132
Shares Outstanding – 100.00%		$120,898,053

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($108,625,920 / 9,579,914 Shares)		$11.34
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($4,708,051 / 414,923 Shares)		$11.35
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($7,564,082 / 665,295 Shares)		$11.37

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$117,512,086
Undistributed net investment income	26,197
Accumulated net realized loss on investments	(542,459)
Net unrealized appreciation of investments	3,902,229
Total net assets	$120,898,053

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in ”Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
IBC — Insured by Integrity Building Corporation
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$11.34
Sales charge (4.50% of offering price) (B)	0.53
Offering price	$11.87

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free California Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.78%
Corporate Revenue Bonds – 5.70%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D
5.875% 1/1/34	$1,000,000	$1,099,970
Golden State Tobacco Securitization Corporation
Settlement Revenue (Asset-Backed Senior Notes)
Series A-1
5.125% 6/1/47	1,075,000	722,873
5.75% 6/1/47	1,000,000	737,370
M-S-R Energy Authority Gas Revenue Series A
6.50% 11/1/39	2,000,000	2,126,060
		4,686,273
Education Revenue Bonds – 9.32%
California Educational Facilities Authority Revenue
(University of the Pacific) 5.50% 11/1/39	1,000,000	1,013,400
(Woodbury University) 5.00% 1/1/36	1,000,000	826,280
California Municipal Finance Authority
Educational Revenue
(American Heritage Foundation Project)
Series A 5.25% 6/1/36	1,000,000	837,940
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	810,170
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	882,710
(Windrush School Project) 5.50% 7/1/37	1,000,000	784,130
California Statewide Communities Development
Authority Student Housing Revenue
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	958,370
San Diego County Certificates of Participation
(University of San Diego) 5.375% 10/1/41	1,000,000	988,700
University of California Revenue
(Multiple Purpose Projects)
Series L 5.00% 5/15/19	500,000	563,490
		7,665,190

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.18%
Chino Basin Regional Financing Authority Revenue
Series A 5.00% 11/1/24 (AMBAC)	$845,000	$882,729
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38	400,000	405,040
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,090,330
Vernon Electric System Revenue Series A 5.125% 8/1/21	1,000,000	1,058,050
		3,436,149
Health Care Revenue Bonds – 16.82%
Association Bay Area Governments Finance Authority
for California Nonprofit Corporations
(San Diego Hospital Association)
Series A 6.125% 8/15/20	1,250,000	1,277,776
(Sharp Health Care) Series B 6.25% 8/1/39	1,000,000	1,081,310
California Health Facilities Financing Authority Revenue
(Adventist Health System West) Series A 5.75% 9/1/39	1,000,000	1,017,580
(Catholic Health Care West)
Series A 6.00% 7/1/39	1,000,000	1,048,740
Series E 5.625% 7/1/25	1,000,000	1,047,670
Series G 5.25% 7/1/23	1,000,000	1,018,580
(Children’s Hospital Orange County)
Series A 6.50% 11/1/38	1,000,000	1,054,220
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,035,740
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	917,930
California Infrastructure & Economic Development Bank
Revenue (Kaiser Hospital Associates I, LLC)
Series A 5.55% 8/1/31	1,000,000	1,011,140
California Municipal Finance Authority Certificates of
Participation (Community Hospital of Central California)
5.50% 2/1/39	1,000,000	881,930
California Statewide Communities Development
Authority Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,081,780
(Southern California Senior Living) 7.25% 11/15/41	500,000	533,320
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	818,360
		13,826,076

Statements of net assets
Delaware Tax-Free California Fund

		Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 7.26%
	California Housing Finance Agency Revenue
	(Home Mortgage)
	Series K 5.30% 8/1/23 (AMT)	$1,000,000	$988,610
	Series M 5.95% 8/1/25 (AMT)	1,000,000	1,040,940
	California Statewide Communities Development
	Multifamily Housing Authority Revenue
	(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,000,000	942,290
	(Silver Ridge Apartments) Series H 5.80% 8/1/33
	(FNMA) (AMT)	1,000,000	1,031,240
	Palm Springs Mobile Home Park Revenue (Sahara
	Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	957,530
	Santa Clara County Multifamily Housing Authority
	Revenue (Rivertown Apartments Project)
	Series A 5.85% 8/1/31 (AMT)	1,000,000	1,004,540
			5,965,150
Lease Revenue Bonds – 7.83%
	California State Public Works Board Lease Revenue
	(General Services) Series A 6.25% 4/1/34	1,000,000	1,024,300
	Elsinore Valley Municipal Water District Certificates
	of Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,084,730
	Franklin-McKinley School District Certificates
	of Participation (Financing Project)
	Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,072,232
	Puerto Rico Public Buildings Authority Revenue
	(Guaranteed Government Facilities)
	Series M-2 5.50% 7/1/35 (AMBAC)	700,000	719,950
	San Diego County Certificates of Participation
	5.75% 7/1/31 (NATL-RE)	1,000,000	1,009,290
	San Mateo Joint Powers Financing Authority Lease
	Revenue Refunding (Capital Projects)
	Series A 5.25% 7/15/26	1,000,000	1,085,880
Ω	San Mateo Unified High School District Certificates
	of Participation Capital Appreciation
	(Partnership Phase I Projects)
	Series B 5.00% 12/15/43 (AMBAC)	1,000,000	437,480
			6,433,862

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 6.29%
^ Anaheim School District Election 2002
4.58% 8/1/25 (NATL-RE)	$1,000,000	$376,380
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,066,640
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28 (NATL-RE)	500,000	533,925
Grossmont Union High School District Election 2004
5.00% 8/1/23 (NATL-RE)	1,000,000	1,062,040
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,044,250
Sierra Joint Community College Improvement
District #2 (Western Nevada)
Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,083,520
		5,166,755
§Pre-Refunded Bonds – 3.01%
California Department of Water Resources
(Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,581
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	68,209
Golden State Tobacco Securitization Corporation Settlement
Revenue (Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,138,760
5.625% 6/1/33-13	1,000,000	1,142,759
Port Oakland Revenue Series L 5.375% 11/1/27-12
(NATL-RE) (FGIC) (AMT)	110,000	123,272
		2,478,581
Resource Recovery Revenue Bond – 1.26%
South Bayside Waste Management Authority
Revenue (Shoreway Environmental Center)
Series A 6.00% 9/1/36	1,000,000	1,032,910
		1,032,910

Statements of net assets
Delaware Tax-Free California Fund

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 19.66%
	California State Economic Recovery Refunding
	Series A 5.25% 7/1/21	$1,000,000	$1,112,720
	Commerce Joint Powers Financing Authority Revenue
	(Redevelopment Projects) Un-Refunded Balance
	Series A 5.00% 8/1/28 (RADIAN)	940,000	817,997
	Fremont Community Facilities District #1
	(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	804,280
	Glendale Redevelopment Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)
	5.50% 12/1/24	1,000,000	996,910
	Lake Elsinore Public Financing Authority Tax Allocation
	Series A 5.50% 9/1/30	1,000,000	985,490
	Lammersville School District Community Facilities
	District #2002 (Mountain House) 5.125% 9/1/35	500,000	383,885
	Lancaster Redevelopment Agency Tax Allocation
	Combined Revenue (Combined Redevelopment
	Project Areas) 6.875% 8/1/39	500,000	534,475
@	Modesto Special Tax Community Facilities District #04-1
	(Village 2) 5.15% 9/1/36	1,000,000	735,650
@	Palm Drive Health Care District Parcel Tax Revenue
	5.25% 4/1/30	2,000,000	1,572,040
	Poway Redevelopment Agency Tax Allocation Revenue
	5.75% 6/15/33 (NATL-RE)	270,000	270,043
	Poway Unified School District Community Facilities
	District #1 Special Tax Refunding
	5.00% 10/1/17 (AGM)	1,000,000	1,142,750
	Puerto Rico Sales Tax Financing Corporation Revenue Series A
	5.25% 8/1/27	1,000,000	1,023,110
	ΩCapital Appreciation-First Subordinate 6.75% 8/1/32	2,040,000	1,552,624
	First Subordinate
	•5.00% 8/1/39	1,000,000	1,050,070
	5.75% 8/1/37	930,000	961,406
	Roseville Westpark Special Tax Public Community
	Facilities District #1 5.25% 9/1/37	500,000	377,215
	San Bernardino County Special Tax Community
	Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,842,861
			16,163,526

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 7.32%
California State Various Purposes 6.00% 4/1/38	$515,000	$532,088
Guam Government Series A 6.75% 11/15/29	1,755,000	1,861,283
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	1,056,080
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/15	1,750,000	1,870,434
Series C 6.00% 7/1/39	675,000	694,879
		6,014,764
Transportation Revenue Bonds – 6.17%
Bay Area Toll Bridge Authority Revenue
(San Francisco Bay Area)
Series F-1 5.625% 4/1/44	2,000,000	2,137,100
Port Oakland Revenue Series L 5.375% 11/1/27
(NATL-RE) (FGIC) (AMT)	890,000	855,094
Sacramento County Airport Services Revenue (PFC/Grant)
Series C 6.00% 7/1/41	1,000,000	1,075,260
San Diego Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	1,000,000	1,002,120
		5,069,574
Water & Sewer Revenue Bonds – 3.96%
California Department of Water Resources Systems
Revenue (Central Valley Project) Series A
5.00% 12/1/22	1,000,000	1,129,520
5.00% 12/1/24	1,000,000	1,103,540
Un-Refunded Balance Series X
5.00% 12/1/29 (NATL-RE) (FGIC)	995,000	1,019,029
		3,252,089
Total Municipal Bonds (cost $81,269,253)		81,190,899

Statements of net assets
Delaware Tax-Free California Fund

	Number of shares	Value
Short-Term Investments – 0.62%
Money Market Instrument – 0.38%
Federated California Municipal Cash Trust	311,090	$311,090
		311,090

	Principal amount
•Variable Rate Demand Note – 0.24%
California Infrastructure & Economic Development Bank
Revenue (Asian Art Museum Foundation)
0.11% 6/1/34 (LOC, JP Morgan Chase Bank) (NATL-RE)	$200,000	200,000
		200,000
Total Short-Term Investments (cost $511,090)		511,090

Total Value of Securities – 99.40%
(cost $81,780,343)		81,701,989
Receivables and Other Assets
Net of Liabilities – 0.60%		490,237
Net Assets Applicable to 7,438,115
Shares Outstanding – 100.00%		$82,192,226

Net Asset Value – Delaware Tax-Free California Fund
Class A ($64,722,850 / 5,859,945 Shares)		$11.04
Net Asset Value – Delaware Tax-Free California Fund
Class B ($3,942,847 / 355,519 Shares)		$11.09
Net Asset Value – Delaware Tax-Free California Fund
Class C ($13,526,529 / 1,222,651 Shares)		$11.06

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$82,343,166
Undistributed net investment income		18,787
Accumulated net realized loss on investments		(91,373)
Net unrealized depreciation of investments		(78,354)
Total net assets		$82,192,226

^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $2,307,690, which represented 2.81% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
BHAC — Insured by the Berkshire Hathaway Assurance Company
FGIC — Insured by the Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association collateral
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$11.04
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.56

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free Colorado Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.07%
Corporate Revenue Bond – 2.17%
Public Authority Energy National Gas Purpose
Revenue Series 2008 6.50% 11/15/38	$5,000,000	$5,383,050
		5,383,050
Education Revenue Bonds – 11.42%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/33 (NATL-RE)	1,000,000	1,001,390
5.00% 9/1/35 (AMBAC)	1,000,000	1,005,750
Colorado Educational & Cultural Facilities
Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	2,283,169
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (XLCA)	1,000,000	949,690
(Liberty Common Charter School Project)
5.125% 12/1/33 (XLCA)	2,740,000	2,653,827
(Montessori Districts Charter School Projects)
6.125% 7/15/32	5,590,000	5,532,479
(Pinnacle Charter School Project)
5.00% 6/1/33 (XLCA)	2,170,000	2,066,643
(University of Northern Colorado Student
Housing Project) 5.125% 7/1/37 (NATL-RE)	4,000,000	3,730,040
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (XLCA)	1,960,000	1,891,420
Colorado School Mines Auxiliary Facilities
5.00% 12/1/37 (AMBAC)	425,000	418,693
Colorado State Board Governors University Enterprise
System Revenue Series A 5.00% 3/1/39	2,300,000	2,375,808
University of Colorado Enterprise System
Revenue Series A 5.00% 6/1/30 (AMBAC)	2,000,000	2,070,480
University of Puerto Rico Revenue Series Q
5.00% 6/1/36	2,750,000	2,401,520
		28,380,909
Electric Revenue Bonds – 5.86%
Colorado Springs Utilities Revenue
Series A 5.00% 11/15/29	5,000,000	5,065,350
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,046,718
5.00% 6/1/29	2,355,000	2,530,942

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	$525,000	$501,627
Series WW 5.00% 7/1/28	2,400,000	2,396,976
Series WW 5.50% 7/1/38	1,000,000	1,012,600
		14,554,213
Escrowed to Maturity Bond – 2.23%
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.50% 3/1/32	5,000,000	5,529,550
		5,529,550
Health Care Revenue Bonds – 21.12%
Aurora Hospital Revenue (Childrens Hospital)
Series D 5.00% 12/1/23 (AGM) (FSA)	2,775,000	2,925,988
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,413,816
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	985,720
Series A 5.00% 7/1/39	2,500,000	2,531,500
Series D 6.25% 10/1/33	2,000,000	2,221,540
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,500,000	1,277,415
(Covenant Retirement Communities)
Series A 5.50% 12/1/33 (RADIAN)	5,000,000	4,459,250
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,750,720
6.125% 6/1/38	5,250,000	5,279,662
Series A 5.25% 6/1/34	2,750,000	2,504,205
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	996,470
(Porter Place) Series A 6.00% 1/20/36 (GNMA)	5,000,000	5,067,250
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,490,116
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	993,090
Colorado Springs Hospital Revenue 6.25% 12/15/33	2,500,000	2,650,100
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	4,051,480
Denver Health & Hospital Authority Health Care Revenue
Series A 4.75% 12/1/36	1,500,000	1,212,510

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
University of Colorado Hospital Authority
Revenue Series A
5.00% 11/15/37	$2,690,000	$2,580,786
5.25% 11/15/39	3,500,000	3,473,645
6.00% 11/15/29	2,460,000	2,594,980
		52,460,243
Housing Revenue Bonds – 2.11%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,591,431
(Single Family Mortgage)
Series A 5.50% 11/1/29 (FHA)	1,500,000	1,580,535
Puerto Rico Housing Finance Authority
Subordinate (Capital Foundation of Modernization)
5.125% 12/1/27	2,040,000	2,060,645
		5,232,611
Lease Revenue Bonds – 3.62%
Aurora Certificates of Participation Refunding
Series A 5.00% 12/1/30	2,370,000	2,479,802
Colorado Educational & Cultural National
Conference of State Legislatures Office Building
Facilities Authority Revenue 5.25% 6/1/21	2,000,000	2,022,500
@ Conejos & Alamosa Counties School #11J
Certificates of Participation 6.50% 4/1/11	520,000	520,629
El Paso County Certificates of Participation (Detention
Facilities Project) Series B 5.00% 12/1/27 (AMBAC)	1,500,000	1,527,780
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,475,000	1,415,499
•Series M-2 5.50% 7/1/35 (AMBAC)	1,000,000	1,028,500
		8,994,710
Local General Obligation Bonds – 15.03%
Adams & Arapahoe Counties Joint School
District #28J (Aurora) 6.00% 12/1/28	2,500,000	2,882,375
Arapahoe County Water & Wastewater
Public Improvement District Refunding
Series A 5.125% 12/1/32 (NATL-RE)	2,555,000	2,561,643

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Boulder Larimer & Weld Counties
(St. Vrain Valley School District #1J)
5.00% 12/15/33	$2,500,000	$2,597,225
Denver City & County Justice System
5.50% 8/1/16	5,000,000	5,974,702
(Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,146,245
Denver City & County School District #1
Series A 5.00% 12/1/29	960,000	1,034,035
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	1,400,000	1,111,838
Douglas County School District #1
(Douglas & Elbert Counties) Series B
5.00% 12/15/24	2,355,000	2,547,969
El Paso County School District #2 (Harrison)
5.00% 12/1/27 (NATL-RE)	2,115,000	2,204,020
Garfield County School District #2
5.00% 12/1/25 (AGM) (FSA)	3,280,000	3,526,128
Grand County School District #2 (East Grand)
5.25% 12/1/25 (FSA)	2,485,000	2,716,577
Gunnison Watershed School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,479,408
Jefferson County School District #R-001
5.25% 12/15/24	2,500,000	2,952,950
La Plata County School District #9-R (Durango)
5.125% 11/1/24 (NATL-RE)	1,000,000	1,067,620
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,040,025
District #2 5.50% 12/15/37	1,200,000	839,160
Sand Creek Metropolitan District Refunding & Improvement
5.00% 12/1/31 (XLCA)	500,000	422,480
Weld County School District #4
5.00% 12/1/19 (AGM) (FSA)	1,085,000	1,245,667
		37,350,067
§Pre-Refunded Bonds – 15.11%
Boulder County Hospital Revenue
(Development Longmont United Hospital Project)
6.00% 12/1/30-10 (RADIAN)	1,500,000	1,564,710

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Colorado Educational & Cultural Facilities
Authority Revenue
(Littleton Academy Charter School Project)
6.125% 1/15/31-12	$2,000,000	$2,201,620
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,314,740
(University of Denver Project)
Series A 5.00% 3/1/27-12 (NATL-RE)	5,000,000	5,433,599
• Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	89,043
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.125% 12/15/25-12 (AGM) (FSA)	2,000,000	2,236,400
El Paso County Certificates of Participation
(Judicial Building Project)
Series A 5.00% 12/1/27-12 (AMBAC)	2,000,000	2,216,240
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (NATL-RE)	1,735,000	1,989,178
Garfield Pitkin & Eagle County School
District #1 (Roaring Fork County)
Series A 5.00% 12/15/27-14 (AGM) (FSA)	1,500,000	1,752,075
Lincoln Park Metropolitan District 7.75% 12/1/26-11	2,500,000	2,816,575
Loveland Special Improvements District #1
7.50% 7/1/29-10	4,980,000	5,196,778
North Range Metropolitan District #1
7.25% 12/15/31-11	3,385,000	3,761,514
Northwest Parkway Public Highway Authority
Series A 5.25% 6/15/41-11 (AGM) (FSA)	3,150,000	3,405,371
Puerto Rico Commonwealth Series A 5.25% 7/1/30-16	1,235,000	1,473,516
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	28,959
University of Colorado Enterprise System Revenue
Refunding Series 2001A 5.375% 6/1/26-11	1,000,000	1,062,980
		37,543,298

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 8.56%
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23 (AGM) (FSA)	$2,040,000	$2,209,565
@ Baptist Road Rural Transportation Authority
Sales & Use Tax Revenue 5.00% 12/1/26	2,000,000	1,300,080
Park Meadows Business Improvement District
Shared Sales Tax Revenue
5.30% 12/1/27	950,000	834,452
5.35% 12/1/31	720,000	610,870
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	2,200,000	2,086,788
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	1,200,000	1,064,820
Puerto Rico Sales Tax Financing Corporation
Revenue First Subordinate Series A
•5.00% 8/1/39	2,500,000	2,625,175
5.25% 8/1/27	1,100,000	1,125,421
5.75% 8/1/37	3,095,000	3,199,518
ΩCapital Appreciation 6.75% 8/1/32	5,075,000	3,862,531
Regional Transportation District Sales Tax Revenue
Series A 5.25% 11/1/18	2,000,000	2,346,580
		21,265,800
State General Obligation Bonds – 6.09%
Guam Government Series A 7.00% 11/15/39	2,500,000	2,677,600
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B
5.00% 12/1/14	1,000,000	1,062,760
5.00% 12/1/15	1,000,000	1,056,080
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/21	4,000,000	4,048,640
Series C 6.00% 7/1/39	1,685,000	1,734,623
Refunding Series A 5.25% 7/1/15	1,650,000	1,763,553
Puerto Rico Commonwealth
Series A 5.25% 7/1/30	765,000	749,034
Series B 5.00% 7/1/35	190,000	175,131
Virgin Islands Public Finance Authority Revenue
(Gross Receipts Taxes Loan Note)
5.00% 10/1/31 (ACA)	2,000,000	1,855,340
		15,122,761

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.49%
Denver City & County Airport Revenue
5.25% 11/15/36	$2,500,000	$2,576,575
Series A 5.00% 11/15/25 (NATL-RE) (FGIC)	2,000,000	2,102,260
Series B 5.00% 11/15/33 (XLCA)	4,000,000	3,988,680
		8,667,515
Water & Sewer Revenue Bonds – 2.26%
Colorado Springs Utilities Systems Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,411,004
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	250,000	263,003
5.125% 12/1/39 (ASSURED GTY)	850,000	872,602
Pueblo Board Waterworks Revenue
5.00% 11/1/21 (AGM) (FSA)	1,000,000	1,069,070
		5,615,679
Total Municipal Bonds (cost $239,825,572)		246,100,406

	Number of shares
Short-Term Investment – 1.02%
Money Market Instrument – 1.02%
Dreyfus Cash Management Fund	2,536,650	2,536,650
Total Short-Term Investment (cost $2,536,650)		2,536,650

Total Value of Securities – 100.09%
(cost $242,362,222)		248,637,056
Liabilities Net of Receivables and
Other Assets – (0.09%)		(219,936)
Net Assets Applicable to 22,838,222
Shares Outstanding – 100.00%		$248,417,120

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($232,516,628 / 21,379,748 Shares)		$10.88
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($2,023,024 / 185,865 Shares)		$10.88
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($13,877,468 / 1,272,609 Shares)		$10.90

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$246,563,644
Undistributed net investment income	6,252
Accumulated net realized loss on investments	(4,427,610)
Net unrealized appreciation of investments	6,274,834
Total net assets	$248,417,120

@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $3,699,894, which represented 1.49% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$10.88
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.39

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Idaho Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.33%
Corporate Revenue Bonds – 4.52%
Meridian Economic Industrial Development Revenue
(Hi-Micro Project) 5.85% 8/15/11 (AMT)	$660,000	$662,132
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	2,535,000	2,407,312
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,462,501
		5,531,945
Education Revenue Bonds – 9.56%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	533,215
Series A 4.25% 4/1/32 (NATL-RE)	1,500,000	1,455,960
Series A 5.00% 4/1/18 (NATL-RE) (FGIC)	1,500,000	1,601,265
Series A 5.00% 4/1/39	1,000,000	1,042,260
Un-Refunded Series 07 5.375% 4/1/22 (FGIC)	15,000	15,805
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,142,630
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (AGM)	1,130,000	1,214,400
5.00% 4/1/23 (AGM)	2,115,000	2,193,740
University of Idaho (General Refunding)
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,219,932
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,052,140
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	250,000	218,320
		11,689,667
Electric Revenue Bonds – 1.38%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,075,120
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	200,651
Series WW 5.50% 7/1/38	400,000	405,040
		1,680,811
Health Care Revenue Bonds – 1.81%
Idaho Health Facilities Authority Revenue
(St. Luke’s Medical Center Project) 6.75% 11/1/37	1,000,000	1,100,480
(Trinity Health Credit Group) Series B 6.125%12/1/28	1,000,000	1,113,470
		2,213,950

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 7.00%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	$15,000	$15,022
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	25,000	25,034
Series B 6.45% 7/1/15 (AMT)	10,000	10,016
Series C-2 6.35% 7/1/15 (AMT)	10,000	10,015
Series E 6.35% 7/1/15 (FHA) (AMT)	20,000	20,030
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	75,000	75,105
Idaho Housing & Finance Association
Single Family Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	815,000	815,293
Series B Class I 5.50% 7/1/38	985,000	1,023,582
Series C Class II 4.95% 7/1/31	1,000,000	1,011,130
Series C Class III 5.35% 1/1/25 (AMT)	225,000	229,082
Series D Class III 5.45% 7/1/23 (AMT)	795,000	814,454
Series E 4.85% 7/1/28 (AMT)	1,500,000	1,483,739
Series E Class III 4.875% 1/1/26 (AMT)	145,000	145,207
Series E Class III 5.00% 1/1/28 (AMT)	885,000	860,406
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	1,018,440
Puerto Rico Housing Finance Authority Subordinate-
Capital Foundation Modernization
5.125% 12/1/27	1,000,000	1,010,120
		8,566,675
Lease Revenue Bonds – 3.61%
Boise City Certificate of Participation
5.375% 9/1/20 (NATL-RE) (FGIC) (AMT)	2,100,000	2,106,573
Boise City Revenue Series A 5.375% 12/1/31 (NATL-RE)	500,000	513,515
Idaho State Building Authority Revenue
Series A 5.00% 9/1/43 (XLCA)	1,000,000	1,005,260
Series B 5.00% 9/1/21 (NATL-RE)	750,000	790,568
		4,415,916
Local General Obligation Bonds – 21.59%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.50% 7/30/22	1,500,000	1,663,695
4.75% 2/15/20	1,000,000	1,084,990
5.50% 7/30/16	1,305,000	1,565,426

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Bannock County School District #025
(Pocatello School Board Guaranteed Program)
5.00% 8/15/15	$1,040,000	$1,189,510
5.00% 8/15/16	1,100,000	1,239,315
Boise City Independent School District
5.00% 8/1/24 (AGM)	1,500,000	1,661,895
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,273,700
Class A 5.00% 9/15/22 (AGM)	1,725,000	1,953,149
Class A 5.00% 9/15/23 (AGM)	1,810,000	2,037,046
Idaho Bond Bank Authority Revenue Series A
5.00% 9/15/28	1,000,000	1,093,980
5.25% 9/15/26	2,000,000	2,267,020
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,239,595
Nampa Series B 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,634,414
Power & Cassia Counties Joint School District #381
American Falls 5.00% 8/1/17	1,155,000	1,225,143
Twin Falls County School District #413 Filer
5.25% 9/15/25	2,000,000	2,280,200
		26,409,078
§Pre-Refunded Bonds – 14.42%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,714,325
5.125% 7/30/19-12	1,005,000	1,093,510
Un-Refunded 5.00% 7/30/20-12	600,000	651,060
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,093,830
5.375% 4/1/22-12 (FGIC)	985,000	1,082,545
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,098,220
Series Y 5.00% 7/1/36-16	1,250,000	1,472,863
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series A 5.375% 10/1/24-10	1,750,000	1,822,100
Puerto Rico Commonwealth Public Improvement Revenue
Series A 5.125% 7/1/31-11	1,010,000	1,075,822

Statements of net assets
Delaware Tax-Free Idaho Fund

		Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
	Puerto Rico Electric Power Authority Revenue
	Series II 5.25% 7/1/31-12	$1,000,000	$1,117,450
	Series NN 5.125% 7/1/29-13	105,000	119,315
	Series RR 5.00% 7/1/35-15 (FGIC)	1,545,000	1,810,987
	Puerto Rico Public Buildings Authority Revenue
	(Guaranteed Government Facilities)
	Series I 5.50% 7/1/23-14	1,000,000	1,168,860
	University of Idaho Revenue
	(Student Fee Housing Improvements Project)
	5.25% 4/1/31-11 (FGIC)	2,195,000	2,312,805
			17,633,692
Special Tax Revenue Bonds – 17.08%
	Boise Urban Renewal Agency Parking Revenue
	(Tax Increment)
	Series A 6.125% 9/1/15	1,160,000	1,174,535
	Series B 6.125% 9/1/15	950,000	961,904
	Bonner County Local Improvement District #93-1
	6.50% 4/30/10	60,000	60,226
	Coeur D’Alene Local Improvement District #6
	Series 1996 6.05% 7/1/10	90,000	91,246
	Series 1997 6.10% 7/1/12	40,000	40,488
	Series 1998 6.10% 7/1/14	45,000	45,452
	Idaho Bond Bank Authority Revenue
	Series B 4.125% 9/15/36 (NATL-RE)	755,000	715,967
	Series B 5.00% 9/15/30 (NATL-RE)	725,000	766,630
	Series C 4.00% 9/15/29	1,320,000	1,316,423
	Puerto Rico Commonwealth Highway & Transportation
	Authority Revenue
	Series K 5.00% 7/1/30	890,000	844,201
	Series W 5.50% 7/1/15	175,000	189,142
	Puerto Rico Sales Tax Financing Corporation Revenue Series A
	5.25% 8/1/57	1,000,000	992,860
Ω	Capital Appreciation-First Subordinate 6.75% 8/1/32	5,040,000	3,835,893
	First Subordinate
	5.25% 8/1/27	3,000,000	3,069,329
	5.50% 8/1/42	1,500,000	1,502,204
	5.75% 8/1/37	3,350,000	3,463,129

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	$500,000	$510,190
5.25% 10/1/21	500,000	509,325
5.25% 10/1/24	800,000	810,048
		20,899,192
State General Obligation Bonds – 5.70%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,659,776
Puerto Rico Commonwealth Government Development
Bank Refunding Remarketed
4.75% 12/1/15 (NATL-RE)	1,000,000	1,029,330
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	1,000,000	1,008,470
Series C 6.00% 7/1/39	1,500,000	1,544,175
Un-Refunded Series A 5.125% 7/1/31	1,815,000	1,734,360
		6,976,111
Transportation Revenue Bonds – 7.93%
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
4.00% 7/15/17	500,000	546,545
4.75% 7/15/19	1,410,000	1,583,881
5.00% 7/15/24 (NATL-RE)	2,000,000	2,141,780
5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,136,266
5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,652,055
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Un-Refunded
Series G 5.00% 7/1/33	690,000	641,472
		9,701,999
Water & Sewer Revenue Bonds – 2.73%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,077,340
Moscow Sewer Revenue 5.00% 11/1/22 (AGM)	2,175,000	2,265,828
		3,343,168
Total Municipal Bonds (cost $113,787,659)		119,062,204

Statements of net assets
Delaware Tax-Free Idaho Fund

	Number of shares	Value
Short-Term Investment – 1.41%
Money Market Instrument – 1.41%
Dreyfus Cash Management Fund	1,727,684	$1,727,684
Total Short-Term Investment (cost $1,727,684)		1,727,684

Total Value of Securities – 98.74%
(cost $115,515,343)		120,789,888
Receivables and Other Assets
Net of Liabilities – 1.26%		1,544,617
Net Assets Applicable to 10,430,836
Shares Outstanding – 100.00%		$122,334,505

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($93,004,765 / 7,928,338 Shares)		$11.73
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($3,014,065 / 257,425 Shares)		$11.71
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($26,315,675 / 2,245,073 Shares)		$11.72

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$117,058,432
Distributions in excess of net investment income		(11,301)
Accumulated net realized gain on investments		12,829
Net unrealized appreciation of investments		5,274,545
Total net assets		$122,334,505

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to the Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
NATL-RE — Insured by the National Public Finance Guarantee Corporation
VA — Insured by the Veterans Administration
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$11.73
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.28

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free New York Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 95.98%
Corporate Revenue Bonds – 7.93%
Jefferson County Industrial Development Agency
Solid Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	$350,000	$343,473
Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	500,000	507,539
Nassau County Tobacco Settlement Refunding
(Asset-Backed) Series A-3 5.125% 6/1/46	500,000	403,995
New York City Industrial Development Agency Revenue
(Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	450,000	346,001
• New York City Industrial Development Agency
Special Facilities Revenue
(American Airlines-JFK International Airport)
7.625% 8/1/25 (AMT)	250,000	246,465
7.75% 8/1/31 (AMT)	250,000	250,898
New York Energy Research & Development Authority
Pollution Control Revenue Refunding
(Central Hudson Gas)
Series A 5.45% 8/1/27 (AMBAC)	500,000	505,224
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	246,078
TSASC Tobacco Settlement Refunding (Asset-Backed)
Series 1 5.125% 6/1/42	250,000	203,520
		3,053,193
Education Revenue Bonds – 22.90%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	199,810
Amherst Industrial Development Agency Civic Facilities
Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	203,020
Dutchess County Industrial Development Agency
(Marist College) 5.00% 7/1/20	500,000	509,840
Hempstead Town Local Development Corporation
Revenue (Molloey College Project) 5.75% 7/1/23	400,000	424,916

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Madison County Industrial Development Agency Civic
Facility Revenue (Colgate University Project)
Series A 5.00% 7/1/39 (NATL-RE)	$400,000	$405,588
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	528,739
(Pratt Institute) Series C 5.125% 7/1/39 (ASSURED GTY)	300,000	309,078
•Series B 5.25% 11/15/23	250,000	271,738
Un-Refunded Series B 7.50% 5/15/11	125,000	135,018
New York State Dormitory Authority Revenue
Non-State Supported Debt
(Brooklyn Law School) 5.75% 7/1/33	340,000	348,367
(Cornell University) Series A
4.75% 7/1/29	100,000	104,960
5.00% 7/1/34	170,000	180,078
5.00% 7/1/39	500,000	525,304
(Ithaca College) 5.00% 7/1/16	400,000	441,108
(Manhattan Marymount) 5.00% 7/1/24	350,000	354,148
(Mt. Sinai School Medicine) 5.125% 7/1/39	500,000	501,255
(New York University) Series A 5.25% 7/1/48	400,000	411,680
(Rockefeller University) Series A 5.00% 7/1/27	250,000	278,085
(Teachers College) 5.50% 3/1/39	250,000	261,008
(University of Rochester)
Series A 5.125% 7/1/39	250,000	258,713
ΩSeries A-2 4.375% 7/1/20	250,000	242,690
Onondaga County Trust for Cultural Resources Revenue
(Syracuse University Project)
Series B 5.00% 12/1/19	350,000	406,473
St. Lawrence County Industrial Development Agency
Civic Faculty Revenue
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	566,794
Suffolk County Industrial Development Agency
Civic Faculty Revenue Refunding
(New York Institute of Technology Project)
Series A 5.00% 3/1/26	600,000	601,841
Yonkers Industrial Development Agency
Civic Faculty Revenue
(Sarah Lawrence) Series A 6.00% 6/1/29	325,000	340,243
		8,810,494

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 2.97%
Long Island Power Authority New York Electric System Revenue
Series A 5.75% 4/1/39	$350,000	$381,531
Series B 5.75% 4/1/33	250,000	272,133
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	100,000	95,548
Series WW 5.00% 7/1/28	190,000	189,761
Series WW 5.50% 7/1/38	200,000	202,520
		1,141,493
Health Care Revenue Bonds – 8.54%
Albany Industrial Development Agency Civic Facility
Revenue (St. Peter’s Hospital Project)
Series A 5.25% 11/15/32	500,000	472,705
East Rochester Housing Authority Revenue Refunding
(Senior Living-Woodland Village Project) 5.50% 8/1/33	200,000	165,880
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	380,368
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	452,043
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	225,000	225,005
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	507,275
New York Dormitory Authority Revenue
Non-State Supported Debt (Memorial Sloan-Kettering)
Series 1 5.00% 7/1/35	225,000	229,397
(North Shore Long Island Jewish Group)
Series A 5.50% 5/1/37	500,000	507,514
(Orange Regional Medical Center) 6.125% 12/1/29	365,000	346,352
		3,286,539
Housing Revenue Bonds – 1.95%
New York City Housing Development Multifamily Housing
Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	242,543
New York State Housing Finance Agency Revenue
(Affordable Housing) Series A 5.25% 11/1/41	500,000	507,235
		749,778
Lease Revenue Bonds – 8.94%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	264,428
Erie County Industrial Development Agency
School Faculty Revenue (City School District of Buffalo)
Series A 5.25% 5/1/25	500,000	545,995

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Hudson Yards Infrastructure Revenue
Series A 5.00% 2/15/47	$500,000	$478,430
New York City Industrial Development Agency
Special Airport Facility Revenue
(Airis JFK I Project) Series A 5.50% 7/1/28 (AMT)	500,000	414,140
Onondaga County Industrial Development Authority
Revenue Subordinated
(Air Cargo) 7.25% 1/1/32 (AMT)	500,000	456,240
Tobacco Settlement Financing Authority
Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	215,122
5.50% 6/1/21	500,000	536,790
United Nations Development Corporation
Revenue Refunding Series A 5.00% 7/1/26	500,000	527,465
		3,438,610
Local General Obligation Bonds – 3.17%
New York City
Series D 5.00% 11/1/34	125,000	127,498
Subordinated Series C-1 5.00% 10/1/19	500,000	556,085
Subordinated Series I-1 5.375% 4/1/36	500,000	536,980
		1,220,563
§Pre-Refunded Bonds – 6.27%
Albany Parking Authority Revenue
Series A 5.625% 7/15/25-11	280,000	303,100
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project)
5.50% 5/1/33-13	500,000	572,085
Pre-Refunding Series B 7.50% 5/15/11-10	75,000	76,128
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	573,781
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	184,935
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	558,725
Series NN 5.125% 7/1/29-13	125,000	142,041
		2,410,795

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 20.51%
Brooklyn Arena Local Development Corporation Pilot
Revenue (Barclays Center Project) 6.50% 7/15/30	$500,000	$543,065
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	521,875
New York City Industrial Development Agency Revenue
(Yankee Stadium Project-Pilot) 5.00% 3/1/46 (FGIC)	300,000	280,587
New York City Transitional Finance Authority Revenue
(Subordinated Future Tax Secured)
Series B 5.00% 11/1/18	500,000	568,989
New York City Trust for Cultural Resources Revenue Refunding
(American Museum of National History)
Series A 5.00% 7/1/44 (NATL-RE)	250,000	253,788
(Museum of Modern Art) Series 1A 5.00% 4/1/31	250,000	263,928
New York Dormitory Authority State Personal Income Tax
Revenue Series C 5.00% 3/15/15	250,000	290,018
New York Dormitory Authority State Supported Debt
Revenue (Consolidated Services Contract)
5.00% 7/1/17 (AGM) (FSA)	500,000	569,544
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	500,000	556,344
New York State Thruway Authority
(State Personal Income Tax Revenue-Education)
Series A 5.00% 3/15/38	500,000	520,675
New York State Urban Development Revenue
Personal Income Tax Series A-1 5.00% 12/15/22	250,000	277,760
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	235,000	222,907
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series B 5.00% 7/1/15	250,000	261,915
Puerto Rico Sales Tax Financing Corporation Revenue Series A
5.25% 8/1/57	325,000	322,680
ΩCapital Appreciation-First Subordinate 6.75% 8/1/32	510,000	388,156
First Subordinate
•5.00% 8/1/39	500,000	525,035
5.50% 8/1/42	500,000	500,735
5.75% 8/1/37	485,000	501,378
Schenectady Metroplex Development Authority Revenue
Series A 5.375% 12/15/21	500,000	523,040
		7,892,419

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 4.70%
Guam Government Series A 7.00% 11/15/39	$395,000	$423,061
New York State Series A
5.00% 3/1/38	500,000	519,730
5.00% 2/15/39	250,000	260,825
Puerto Rico Commonwealth Government Development
Bank Refunding Remarketed 4.75% 12/1/15 (NATL-RE)	230,000	236,746
Puerto Rico Commonwealth Public Improvement
Refunding Series C 6.00% 7/1/39	270,000	277,952
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	91,840
		1,810,154
Transportation Revenue Bonds – 6.22%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	220,000	223,984
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	229,970
•Series B 5.00% 11/15/27	200,000	222,348
Series F 5.00% 11/15/15	150,000	170,541
New York State Thruway Authority General Revenue Series H
5.00% 1/1/14 (NATL-RE)	500,000	560,590
5.00% 1/1/15 (NATL-RE)	250,000	282,010
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	260,235
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	220,516
•Subordinated Series B-1 5.00% 11/15/25	200,000	222,652
		2,392,846
Water & Sewer Revenue Bonds – 1.88%
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	200,000	224,208
(Second General Resolution) Series FF-2 5.50% 6/15/40	250,000	275,203
New York State Environmental Facilities Corporation
State Clean Water & Drinking Water Revolving Funds
(New York City Municipal Project)
Subordinated Series B 5.00% 6/15/21	200,000	222,594
		722,005
Total Municipal Bonds (cost $35,086,159)		36,928,889

Statements of net assets
Delaware Tax-Free New York Fund

Principal amount		Value
Short-Term Investments – 4.16%
•Variable Rate Demand Notes – 4.16%
New York City Industrial Development Agency Civic Facility
Revenue Remarketed (New York Law School Project)
Series B-2 0.40% 7/1/36	$300,000	$300,000
New York City Subseries A-7 0.14% 8/1/20	1,300,000	1,300,000
Total Short-Term Investments (cost $1,600,000)		1,600,000

Total Value of Securities – 100.14%
(cost $36,686,159)		38,528,889
Liabilities Net of Receivables
and Other Assets – (0.14%)		(53,637)
Net Assets Applicable to 3,582,593
Shares Outstanding – 100.00%		$38,475,252

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($28,593,584 / 2,660,807 Shares)		$10.75
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($829,666 / 77,373 Shares)		$10.72
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($9,052,002 / 844,413 Shares)		$10.72

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$36,641,785
Distributions in excess of net investment income		(651)
Accumulated net realized loss on investments		(8,612)
Net unrealized appreciation of investments		1,842,730
Total net assets		$38,475,252

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Insured by the Federal Housing Administration
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$10.75
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.26

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations
Six Months Ended February 28, 2010 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$2,963,871	$2,172,084	$6,324,731
Expenses:
Management fees	310,592	222,222	677,425
Distribution expenses – Class A	139,312	78,761	288,697
Distribution expenses – Class B	26,633	22,247	12,146
Distribution expenses – Class C	37,629	66,524	63,967
Dividend disbursing and transfer agent
fees and expenses	33,733	27,902	65,802
Accounting and administration expenses	25,374	16,134	49,183
Legal fees	11,783	7,175	17,875
Audit and tax	9,525	8,107	13,117
Reports and statements to shareholders	8,557	5,956	17,109
Registration fees	7,457	3,302	4,231
Pricing fees	3,910	3,842	4,390
Trustees’ fees	3,744	2,424	7,405
Insurance fees	2,112	1,356	4,016
Custodian fees	1,318	862	2,509
Consulting fees	857	544	1,607
Dues and services	308	216	641
Trustees’ expenses	276	177	573
	623,120	467,751	1,230,693
Less fees waived	(70,644)	(68,268)	(48,381)
Total operating expenses	552,476	399,483	1,182,312
Net Investment Income	2,411,395	1,772,601	5,142,419

Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	853,830	123,716	677,070
Net change in unrealized appreciation/
depreciation of investments	1,943,371	3,067,593	5,605,838
Net Realized and Unrealized Gain
on Investments	2,797,201	3,191,309	6,282,908

Net Increase in Net Assets
Resulting from Operations	$5,208,596	$4,963,910	$11,425,327

See accompanying notes

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$2,655,253	$814,825
Expenses:
Management fees	315,318	92,277
Distribution expenses – Class A	111,007	31,748
Distribution expenses – Class B	16,033	4,165
Distribution expenses – Class C	111,704	35,503
Dividend disbursing and transfer agent
fees and expenses	30,265	18,673
Accounting and administration expenses	22,891	6,699
Legal fees	10,304	3,264
Audit and tax	8,661	6,283
Reports and statements to shareholders	7,947	3,094
Pricing fees	4,380	4,468
Trustees’ fees	3,447	1,004
Registration fees	3,010	5,194
Insurance fees	1,650	426
Custodian fees	1,337	494
Consulting fees	644	168
Trustees’ expenses	257	71
Dues and services	203	55
	649,058	213,586
Less fees waived	(22,204)	(49,598)
Total operating expenses	626,854	163,988
Net Investment Income	2,028,399	650,837

Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	99,017	4,710
Net change in unrealized appreciation/
depreciation of investments	2,239,984	910,946
Net Realized and Unrealized Gain
on Investments	2,339,001	915,656

Net Increase in Net Assets
Resulting from Operations	$4,367,400	$1,566,493

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$2,411,395	$4,979,083
Net realized gain on investments	853,830	676,245
Net change in unrealized
appreciation/depreciation of investments	1,943,371	283,443
Net increase in net assets resulting from operations	5,208,596	5,938,771

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,197,987)	(4,473,743)
Class B	(85,095)	(247,800)
Class C	(120,160)	(235,244)
	(2,403,242)	(4,956,787)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,806,733	8,072,718
Class B	—	20,443
Class C	665,269	1,098,183

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,087,466	2,209,302
Class B	45,031	128,925
Class C	74,068	146,249
	4,678,567	11,675,820

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(11,453,562)	$(19,633,059)
Class B	(1,993,380)	(3,235,890)
Class C	(593,873)	(2,787,126)
	(14,040,815)	(25,656,075)
Decrease in net assets derived from
capital share transactions	(9,362,248)	(13,980,255)
Net Decrease in Net Assets	(6,556,894)	(12,998,271)

Net Assets:
Beginning of period	127,454,947	140,453,218
End of period1	$120,898,053	$127,454,947

1Including undistributed net investment income	$26,197	$26,196

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,772,601	$3,401,520
Net realized gain on investments	123,716	709,018
Net change in unrealized
appreciation/depreciation of investments	3,067,593	(2,723,629)
Net increase in net assets resulting from operations	4,963,910	1,386,909

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,434,393)	(2,701,738)
Class B	(84,594)	(195,352)
Class C	(253,021)	(487,982)
	(1,772,008)	(3,385,072)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,441,784	8,313,126
Class B	72,778	90,914
Class C	1,073,161	2,115,521

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	816,057	1,547,832
Class B	63,142	137,850
Class C	175,416	358,106
	7,642,338	12,563,349

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(5,113,300)	$(14,448,671)
Class B	(1,322,228)	(1,676,431)
Class C	(1,806,384)	(3,594,180)
	(8,241,912)	(19,719,282)
Decrease in net assets derived from
capital share transactions	(599,574)	(7,155,933)
Net Increase (Decrease) in Net Assets	2,592,328	(9,154,096)

Net Assets:
Beginning of period	79,599,898	88,753,994
End of period1	$82,192,226	$79,599,898

1Including undistributed net investment income	$18,787	$18,763

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,142,419	$10,196,318
Net realized gain on investments	677,070	3,397,919
Net change in unrealized
appreciation/depreciation of investments	5,605,838	(4,848,204)
Net increase in net assets resulting from operations	11,425,327	8,746,033

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,905,642)	(9,697,369)
Class B	(42,369)	(116,434)
Class C	(223,889)	(355,221)
	(5,171,900)	(10,169,024)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,384,375	14,183,751
Class B	—	10,613
Class C	2,684,725	2,881,769

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,094,932	6,074,319
Class B	19,977	50,248
Class C	162,038	248,362
	15,346,047	23,449,062

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(12,231,987)	$(27,122,635)
Class B	(756,040)	(1,264,891)
Class C	(822,583)	(1,437,234)
	(13,810,610)	(29,824,760)
Increase (decrease) in net assets derived from
capital share transactions	1,535,437	(6,375,698)
Net Increase (Decrease) in Net Assets	7,788,864	(7,798,689)

Net Assets:
Beginning of period	240,628,256	248,426,945
End of period1	$248,417,120	$240,628,256

1Including undistributed net investment income	$6,252	$43,501

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$2,028,399	$3,502,126
Net realized gain on investments	99,017	242,232
Net change in unrealized
appreciation/depreciation of investments	2,239,984	2,073,940
Net increase in net assets resulting from operations	4,367,400	5,818,298

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,677,579)	(2,944,277)
Class B	(48,447)	(136,217)
Class C	(339,141)	(403,213)
	(2,065,167)	(3,483,707)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,385,655	17,915,127
Class B	9,917	63,569
Class C	8,084,516	8,501,134

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,146,361	1,894,609
Class B	34,269	98,426
Class C	234,546	249,454
	16,895,264	28,722,319

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)

Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(3,775,749)	$(7,521,138)
Class B	(457,355)	(1,954,363)
Class C	(1,610,323)	(1,450,880)
	(5,843,427)	(10,926,381)
Increase in net assets derived from
capital share transactions	11,051,837	17,795,938
Net Increase in Net Assets	13,354,070	20,130,529

Net Assets:
Beginning of period	108,980,435	88,849,906
End of period1	$122,334,505	$108,980,435

1Including undistributed (distributions in excess of)
net investment income	$(11,301)	$5,851

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)

Increase in Net Assets from Operations:
Net investment income	$650,837	$900,508
Net realized gain on investments	4,710	190,585
Net change in unrealized
appreciation/depreciation of investments	910,946	482,416
Net increase in net assets resulting from operations	1,566,493	1,573,509

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(519,354)	(738,485)
Class B	(13,901)	(39,735)
Class C	(118,423)	(116,762)
	(651,678)	(894,982)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,618,707	10,366,325
Class B	9,343	47,828
Class C	4,419,871	3,939,824

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	305,790	403,783
Class B	8,181	22,930
Class C	77,572	62,861
	11,439,464	14,843,551

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)

Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(1,808,898)	$(3,831,875)
Class B	(235,092)	(593,493)
Class C	(1,284,034)	(585,220)
	(3,328,024)	(5,010,588)
Increase in net assets derived from
capital share transactions	8,111,440	9,832,963
Net Increase in Net Assets	9,026,255	10,511,490

Net Assets:
Beginning of period	29,448,997	18,937,507
End of period1	$38,475,252	$29,448,997

1Including undistributed (distributions in excess of)
net investment income	$(651)	$3,746

See accompanying notes

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.090	$10.930	$11.070	$11.350	$11.560	$11.410

0.222	0.431	0.444	0.465	0.467	0.468
0.249	0.158	(0.140)	(0.280)	(0.210)	0.174
0.471	0.589	0.304	0.185	0.257	0.642

(0.221)	(0.429)	(0.444)	(0.465)	(0.467)	(0.468)
—	—	—	—	—	(0.024)
(0.221)	(0.429)	(0.444)	(0.465)	(0.467)	(0.492)

$11.340	$11.090	$10.930	$11.070	$11.350	$11.560

4.27%	5.64%	2.78%	1.63%	2.31%	5.74%

$108,626	$113,689	$122,027	$125,636	$131,468	$134,874
0.81%	0.75%	0.75%	0.76%	0.76%	0.80%

0.93%	0.91%	0.91%	0.91%	0.91%	0.91%
3.96%	4.07%	4.02%	4.11%	4.12%	4.07%

3.84%	3.91%	3.86%	3.96%	3.97%	3.96%
15%	27%	29%	9%	8%	3%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.100	$10.940	$11.070	$11.360	$11.570	$11.420

0.180	0.352	0.361	0.380	0.382	0.382
0.249	0.158	(0.130)	(0.290)	(0.210)	0.174
0.429	0.510	0.231	0.090	0.172	0.556

(0.179)	(0.350)	(0.361)	(0.380)	(0.382)	(0.382)
—	—	—	—	—	(0.024)
(0.179)	(0.350)	(0.361)	(0.380)	(0.382)	(0.406)

$11.350	$11.100	$10.940	$11.070	$11.360	$11.570

3.88%	4.85%	2.10%	0.78%	1.54%	4.95%

$4,708	$6,509	$9,620	$12,407	$16,413	$19,005
1.56%	1.50%	1.50%	1.51%	1.51%	1.55%

1.68%	1.66%	1.66%	1.66%	1.66%	1.66%
3.21%	3.32%	3.27%	3.36%	3.37%	3.32%

3.09%	3.16%	3.11%	3.21%	3.22%	3.21%
15%	27%	29%	9%	8%	3%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.120	$10.960	$11.090	$11.380	$11.580	$11.430

0.180	0.352	0.361	0.380	0.381	0.382
0.249	0.158	(0.130)	(0.290)	(0.200)	0.174
0.429	0.510	0.231	0.090	0.181	0.556

(0.179)	(0.350)	(0.361)	(0.380)	(0.381)	(0.382)
—	—	—	—	—	(0.024)
(0.179)	(0.350)	(0.361)	(0.380)	(0.381)	(0.406)

$11.370	$11.120	$10.960	$11.090	$11.380	$11.580

3.88%	4.84%	2.09%	0.77%	1.63%	4.94%

$7,564	$7,257	$8,806	$7,609	$8,117	$8,591
1.56%	1.50%	1.50%	1.51%	1.51%	1.55%

1.68%	1.66%	1.66%	1.66%	1.66%	1.66%
3.21%	3.32%	3.27%	3.36%	3.37%	3.32%

3.09%	3.16%	3.11%	3.21%	3.22%	3.21%
15%	27%	29%	9%	8%	3%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.620	$10.800	$11.010	$11.400	$11.490	$11.110

0.248	0.448	0.449	0.454	0.450	0.462
0.420	(0.182)	(0.210)	(0.390)	(0.090)	0.380
0.668	0.266	0.239	0.064	0.360	0.842

(0.248)	(0.446)	(0.449)	(0.454)	(0.450)	(0.462)
(0.248)	(0.446)	(0.449)	(0.454)	(0.450)	(0.462)

$11.040	$10.620	$10.800	$11.010	$11.400	$11.490

6.32%	2.74%	2.21%	0.51%	3.24%	7.72%

$64,723	$61,132	$67,174	$76,537	$75,995	$60,744
0.82%	0.88%	0.88%	0.89%	0.88%	0.84%

0.99%	0.97%	0.97%	0.97%	0.97%	1.06%
4.55%	4.42%	4.11%	3.98%	3.97%	4.03%

4.38%	4.33%	4.02%	3.90%	3.88%	3.81%
21%	59%	34%	21%	14%	11%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period:

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.670	$10.840	$11.060	$11.440	$11.530	$11.160

0.208	0.373	0.367	0.368	0.365	0.377
0.420	(0.172)	(0.220)	(0.380)	(0.090)	0.370
0.628	0.201	0.147	(0.012)	0.275	0.747

(0.208)	(0.371)	(0.367)	(0.368)	(0.365)	(0.377)
(0.208)	(0.371)	(0.367)	(0.368)	(0.365)	(0.377)

$11.090	$10.670	$10.840	$11.060	$11.440	$11.530

5.91%	2.07%	1.34%	(0.15% )	2.46%	6.80%

$3,943	$4,938	$6,589	$9,384	$14,918	$18,254
1.57%	1.63%	1.63%	1.64%	1.63%	1.59%

1.74%	1.72%	1.72%	1.72%	1.72%	1.81%
3.80%	3.67%	3.36%	3.23%	3.22%	3.28%

3.63%	3.58%	3.27%	3.15%	3.13%	3.06%
21%	59%	34%	21%	14%	11%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.640	$10.810	$11.030	$11.420	$11.500	$11.130

0.207	0.373	0.367	0.368	0.365	0.377
0.420	(0.172)	(0.220)	(0.390)	(0.080)	0.370
0.627	0.201	0.147	(0.022)	0.285	0.747

(0.207)	(0.371)	(0.367)	(0.368)	(0.365)	(0.377)
(0.207)	(0.371)	(0.367)	(0.368)	(0.365)	(0.377)

$11.060	$10.640	$10.810	$11.030	$11.420	$11.500

5.92%	2.07%	1.35%	(0.24% )	2.56%	6.81%

$13,526	$13,530	$14,991	$13,453	$12,768	$9,756
1.57%	1.63%	1.63%	1.64%	1.63%	1.59%

1.74%	1.72%	1.72%	1.72%	1.72%	1.81%
3.80%	3.67%	3.36%	3.23%	3.22%	3.28%

3.63%	3.58%	3.27%	3.15%	3.13%	3.06%
21%	59%	34%	21%	14%	11%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.600	$10.640	$10.730	$11.040	$11.200	$11.070

0.220	0.452	0.448	0.464	0.488	0.495
0.288	(0.041)	(0.089)	(0.310)	(0.160)	0.130
0.508	0.411	0.359	0.154	0.328	0.625

(0.228)	(0.451)	(0.449)	(0.464)	(0.488)	(0.495)
(0.228)	(0.451)	(0.449)	(0.464)	(0.488)	(0.495)

$10.880	$10.600	$10.640	$10.730	$11.040	$11.200

4.82%	4.11%	3.38%	1.38%	3.03%	5.78%

$232,517	$226,393	$234,630	$246,695	$258,773	$270,149
0.91%	0.90%	0.93%	0.94%	0.93%	0.94%

0.95%	0.95%	0.95%	0.96%	0.94%	0.94%
4.22%	4.43%	4.16%	4.22%	4.43%	4.46%

4.18%	4.38%	4.14%	4.20%	4.42%	4.46%
9%	27%	15%	12%	8%	8%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.610	$10.640	$10.730	$11.050	$11.200	$11.080

0.181	0.375	0.367	0.382	0.405	0.412
0.277	(0.031)	(0.089)	(0.320)	(0.150)	0.120
0.458	0.344	0.278	0.062	0.255	0.532

(0.188)	(0.374)	(0.368)	(0.382)	(0.405)	(0.412)
(0.188)	(0.374)	(0.368)	(0.382)	(0.405)	(0.412)

$10.880	$10.610	$10.640	$10.730	$11.050	$11.200

4.33%	3.43%	2.60%	0.53%	2.35%	4.89%

$2,023	$2,693	$3,961	$5,326	$8,221	$10,370
1.66%	1.65%	1.68%	1.69%	1.68%	1.69%

1.70%	1.70%	1.70%	1.71%	1.69%	1.69%
3.47%	3.68%	3.41%	3.47%	3.68%	3.71%

3.43%	3.63%	3.39%	3.45%	3.67%	3.71%
9%	27%	15%	12%	8%	8%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.630	$10.660	$10.750	$11.070	$11.220	$11.090

0.181	0.375	0.367	0.382	0.405	0.413
0.277	(0.031)	(0.089)	(0.320)	(0.150)	0.130
0.458	0.344	0.278	0.062	0.255	0.543

(0.188)	(0.374)	(0.368)	(0.382)	(0.405)	(0.413)
(0.188)	(0.374)	(0.368)	(0.382)	(0.405)	(0.413)

$10.900	$10.630	$10.660	$10.750	$11.070	$11.220

4.33%	3.43%	2.60%	0.53%	2.34%	4.99%

$13,877	$11,542	$9,836	$10,152	$9,971	$9,170
1.66%	1.65%	1.68%	1.69%	1.68%	1.69%

1.70%	1.70%	1.70%	1.71%	1.69%	1.69%
3.47%	3.68%	3.41%	3.47%	3.68%	3.71%

3.43%	3.63%	3.39%	3.45%	3.67%	3.71%
9%	27%	15%	12%	8%	8%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.490	$11.260	$11.260	$11.450	$11.630	$11.490

0.217	0.436	0.437	0.448	0.449	0.452
0.240	0.228	—	(0.190)	(0.180)	0.140
0.457	0.664	0.437	0.258	0.269	0.592

(0.217)	(0.434)	(0.437)	(0.448)	(0.449)	(0.452)
(0.217)	(0.434)	(0.437)	(0.448)	(0.449)	(0.452)

$11.730	$11.490	$11.260	$11.260	$11.450	$11.630

4.00%	6.12%	3.93%	2.27%	2.40%	5.25%

$93,005	$86,445	$72,237	$69,931	$62,808	$60,554
0.93%	0.88%	0.85%	0.86%	0.85%	0.87%

0.97%	0.96%	0.96%	0.98%	0.98%	0.98%
3.70%	3.94%	3.87%	3.92%	3.95%	3.92%

3.66%	3.86%	3.76%	3.80%	3.82%	3.81%
7%	10%	11%	8%	15%	27%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.470	$11.240	$11.240	$11.430	$11.610	$11.480

0.175	0.353	0.353	0.363	0.364	0.366
0.239	0.228	—	(0.190)	(0.180)	0.130
0.414	0.581	0.353	0.173	0.184	0.496

(0.174)	(0.351)	(0.353)	(0.363)	(0.364)	(0.366)
(0.174)	(0.351)	(0.353)	(0.363)	(0.364)	(0.366)

$11.710	$11.470	$11.240	$11.240	$11.430	$11.610

3.62%	5.34%	3.17%	1.51%	1.64%	4.39%

$3,014	$3,359	$5,123	$6,003	$7,892	$10,911
1.68%	1.63%	1.60%	1.61%	1.60%	1.62%

1.72%	1.71%	1.71%	1.73%	1.73%	1.73%
2.95%	3.19%	3.12%	3.17%	3.20%	3.17%

2.91%	3.11%	3.01%	3.05%	3.07%	3.06%
7%	10%	11%	8%	15%	27%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.480	$11.250	$11.250	$11.440	$11.630	$11.490

0.175	0.353	0.352	0.363	0.364	0.366
0.239	0.228	—	(0.190)	(0.190)	0.140
0.414	0.581	0.352	0.173	0.174	0.506

(0.174)	(0.351)	(0.352)	(0.363)	(0.364)	(0.366)
(0.174)	(0.351)	(0.352)	(0.363)	(0.364)	(0.366)

$11.720	$11.480	$11.250	$11.250	$11.440	$11.630

3.62%	5.34%	3.16%	1.51%	1.56%	4.47%

$26,316	$19,176	$11,490	$11,535	$13,430	$15,678
1.68%	1.63%	1.60%	1.61%	1.60%	1.62%

1.72%	1.71%	1.71%	1.73%	1.73%	1.73%
2.95%	3.19%	3.12%	3.17%	3.20%	3.17%

2.91%	3.11%	3.01%	3.05%	3.07%	3.06%
7%	10%	11%	8%	15%	27%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.450	$10.300	$10.300	$10.550	$10.700	$10.470

0.217	0.409	0.411	0.435	0.449	0.453
0.300	0.148	—	(0.250)	(0.150)	0.230
0.517	0.557	0.411	0.185	0.299	0.683

(0.217)	(0.407)	(0.411)	(0.435)	(0.449)	(0.453)
(0.217)	(0.407)	(0.411)	(0.435)	(0.449)	(0.453)

$10.750	$10.450	$10.300	$10.300	$10.550	$10.700

4.98%	5.65%	4.04%	1.75%	2.90%	6.65%

$28,593	$22,780	$15,340	$14,817	$13,519	$13,153
0.80%	0.85%	0.85%	0.79%	0.65%	0.66%

1.10%	1.10%	1.09%	1.10%	1.09%	1.12%
4.06%	4.10%	3.97%	4.13%	4.28%	4.29%

3.76%	3.85%	3.73%	3.82%	3.84%	3.83%
2%	36%	28%	14%	20%	13%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.420	$10.270	$10.280	$10.530	$10.670	$10.450

0.177	0.334	0.333	0.357	0.370	0.374
0.300	0.148	(0.010)	(0.250)	(0.140)	0.220
0.477	0.482	0.323	0.107	0.230	0.594

(0.177)	(0.332)	(0.333)	(0.357)	(0.370)	(0.374)
(0.177)	(0.332)	(0.333)	(0.357)	(0.370)	(0.374)

$10.720	$10.420	$10.270	$10.280	$10.530	$10.670

4.60%	4.88%	3.17%	0.99%	2.23%	5.77%

$830	$1,018	$1,549	$2,164	$2,858	$3,023
1.55%	1.60%	1.60%	1.54%	1.40%	1.41%

1.85%	1.85%	1.84%	1.85%	1.84%	1.87%
3.31%	3.35%	3.22%	3.38%	3.53%	3.54%

3.01%	3.10%	2.98%	3.07%	3.09%	3.08%
2%	36%	28%	14%	20%	13%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.420	$10.270	$10.280	$10.530	$10.670	$10.450

0.177	0.333	0.333	0.357	0.370	0.376
0.300	0.148	(0.010)	(0.250)	(0.140)	0.220
0.477	0.481	0.323	0.107	0.230	0.596

(0.177)	(0.331)	(0.333)	(0.357)	(0.370)	(0.376)
(0.177)	(0.331)	(0.333)	(0.357)	(0.370)	(0.376)

$10.720	$10.420	$10.270	$10.280	$10.530	$10.670

4.60%	4.88%	3.17%	0.99%	2.23%	5.80%

$9,052	$5,651	$2,049	$2,131	$2,068	$886
1.55%	1.60%	1.60%	1.54%	1.40%	1.41%

1.85%	1.85%	1.84%	1.85%	1.84%	1.87%
3.31%	3.35%	3.22%	3.38%	3.53%	3.54%

3.01%	3.10%	2.98%	3.07%	3.09%	3.08%
2%	36%	28%	14%	20%	13%

Notes to financial statements
Delaware multiple state tax-free funds	Six Months Ended February 28, 2010 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a “Trust” and collectively as the “Trusts.” These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each, a “Fund” or, collectively, the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a “Board” and collectively, the “Boards”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 28, 2010.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Funds adopted the Codification for the six months ended February 28, 2010. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Notes to financial statements
Delaware multiple state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed specified percentages of average daily net assets as shown below until such time as the waivers are discontinued. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Effective September 11, 2009
and renewed January 1, 2010
operating expense limitation
as a percentage of
average daily net assets
(per annum)	—%	0.57%	—%	—%	0.55%

Through December 31, 2009,
operating expense limitation
as a percentage of
average daily net assets
(per annum)	0.50%	0.63%	0.64%	0.65%	0.60%
Expiration date	12/31/09	12/31/09	12/31/09	12/31/09	12/31/09

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2010, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$3,106	$2,020	$6,158	$2,867	$839

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2010, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fee payable to DMC	$46,305	$21,848	$104,795	$51,238	$ 5,791
Dividend disbursing,
transfer agent, fund
accounting oversight
fees and other expenses
payable to DSC	4,154	3,149	8,487	3,804	2,097
Distribution fees
payable to DDLP	30,211	25,734	56,655	39,848	12,517
Other expenses payable to
DMC and affiliates*	4,729	3,153	9,579	4,627	1,367

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, and trustees’ fees.

Notes to financial statements
Delaware multiple state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2010, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$4,005	$2,617	$7,991	$3,747	$1,108

For the six months ended February 28, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$4,906	$2,932	$13,520	$27,227	$18,569

For the six months ended February 28, 2010, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B, and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$—	$—	$—	$—	$—
Class B	860	230	303	462	—
Class C	445	308	459	7,192	828

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$8,990,919	$8,485,477	$15,582,684	$16,827,186	$7,591,797
Sales	17,881,010	9,960,648	11,352,945	3,794,625	339,868

At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$115,735,553	$81,772,727	$242,364,999	$115,511,902	$36,683,112
Aggregate
unrealized
appreciation	$5,072,610	$3,193,249	$11,315,281	$5,689,613	$2,166,170
Aggregate
unrealized
depreciation	(1,118,221)	(3,263,987)	(5,043,224)	(411,627)	(320,393)
Net unrealized
appreciation
(depreciation)	$3,954,389	$(70,738)	$6,272,057	$5,277,986	$1,845,777

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs, which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

Notes to financial statements
Delaware multiple state tax-free funds

3. Investments (continued)

The following table summarizes the valuation of the Funds’ investments by fair value hierarchy levels as of February 28, 2010:

	Delaware Tax-Free Arizona Fund
	Level 2
Municipal Bonds	$119,689,942

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$81,190,899	$81,190,899
Short-Term	311,090	200,000	511,090
Total	$311,090	$81,390,899	$81,701,989

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$246,100,406	$246,100,406
Short-Term	2,536,650	—	2,536,650
Total	$2,536,650	$246,100,406	$248,637,056

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$119,062,204	$119,062,204
Short-Term	1,727,684	—	1,727,684
Total	$1,727,684	$119,062,204	$120,789,888

	Delaware Tax-Free New York Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$36,928,889	$36,928,889
Short-Term	—	1,600,000	1,600,000
Total	$—	$38,528,889	$38,528,889

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending August 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2010 and the year ended August 31, 2009 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six Months Ended 2/28/10*
Tax-exempt income	$2,329,053	$1,721,593	$5,049,157	$1,969,503	$639,398
Ordinary income	74,189	50,415	122,743	95,664	12,280
Total	$2,403,242	$1,772,008	$5,171,900	$2,065,167	$651,678

Year Ended 8/31/09
Tax-exempt income	$4,956,787	$3,385,072	$10,156,494	$3,483,707	$894,982
Ordinary income	—	—	12,530	—	—
Total	$4,956,787	$3,385,072	$10,169,024	$3,483,707	$894,982

*Tax information for the period ended February 28, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware multiple state tax-free funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2010, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of
beneficial
interest	$117,512,086	$82,343,166	$246,563,644	$117,058,432	$36,641,785
Distributions
payable	(76,597)	(59,199)	(170,577)	(81,767)	(22,704)
Undistributed
tax-exempt
income	102,794	77,986	176,829	70,466	22,053
Realized gains
9/1/09 –
2/28/10	853,852	217,477	677,120	99,011	3,270
Post-October
losses	—	(88,772)	—	—	—
Capital loss
carryforwards as
of 8/31/09	(1,448,471)	(227,694)	(5,101,953)	(89,623)	(14,929)
Unrealized
appreciation
(depreciation) of
investments	3,954,389	(70,738)	6,272,057	5,277,986	1,845,777
Net assets	$120,898,053	$82,192,226	$248,417,120	$122,334,505	$38,475,252

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through February 28, 2010 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2010, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(8,152)	$(569)	$(7,768)	$19,616	$(3,556)
Accumulated net realized
gain (loss)	8,152	569	7,768	(19,616)	3,556

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2009 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2010	$—	$—	$—	$9,312	$—
2011	—	6,039	—	—	—
2012	1,448,471	—	2,796,560	—	—
2013	—	—	57,695	—	—
2014	—	—	2,203,520	23,435	—
2015	—	—	—	56,876	—
2016	—	221,655	44,178	—	14,929
Total	$1,448,471	$227,694	$5,101,953	$89,623	$14,929

For the six months ended February 28, 2010, the Funds had capital gains which may reduce capital loss carryforwards.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$853,852	$217,477	$677,120	$99,011	$3,270

Notes to financial statements
Delaware multiple state tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/10	8/31/09	2/28/10	8/31/09	2/28/10	8/31/09
Shares sold:
Class A	238,804	756,808	490,841	825,013	852,300	1,387,638
Class B	—	1,968	6,562	9,030	—	1,049
Class C	55,074	102,547	91,322	208,816	243,575	281,038

Shares issued upon reinvestment of dividends and distributions:
Class A	105,105	207,965	79,230	152,565	295,109	595,084
Class B	4,646	12,138	5,784	13,524	1,884	4,925
Class C	10,074	13,735	22,204	35,227	18,459	24,239
	413,703	1,095,161	695,943	1,244,175	1,411,327	2,293,973

Shares repurchased:
Class A	(1,014,731)	(1,879,717)	(465,208)	(1,444,076)	(1,128,914)	(2,677,810)
Class B	(176,171)	(307,293)	(119,828)	(167,397)	(69,963)	(124,079)
Class C	(52,384)	(267,390)	(162,564)	(358,482)	(75,544)	(141,654)
	(1,243,286)	(2,454,400)	(747,600)	(1,969,955)	(1,274,421)	(2,943,543)
Net increase
(decrease)	(829,583)	(1,359,239)	(51,657)	(725,780)	136,906	(649,570)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/28/10	8/31/09	2/28/10	8/31/09
Shares sold:
Class A	622,761	1,615,020	617,416	1,035,723
Class B	727	5,765	880	4,787
Class C	691,613	758,087	408,631	396,933

Shares issued upon reinvestment of dividends and distributions:
Class A	107,707	171,510	32,700	40,258
Class B	3,065	8,957	768	2,303
Class C	22,010	22,570	14,843	6,249
	1,447,883	2,581,909	1,075,238	1,486,253

Shares repurchased:
Class A	(324,505)	(679,777)	(169,691)	(385,163)
Class B	(39,213)	(177,717)	(21,974)	(60,185)
Class C	(138,424)	(131,937)	(121,254)	(60,407)
	(502,142)	(989,431)	(312,919)	(505,755)
Net increase	945,741	1,592,478	762,319	980,498

For the six months ended February 28, 2010 and the year ended August 31, 2009, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/10			8/31/09
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	108,371	108,467	$1,231,308	126,754	126,825	$1,338,820
Delaware Tax-Free
California Fund	58,900	59,124	649,036	92,283	92,659	913,283
Delaware Tax-Free
Colorado Fund	29,504	29,506	319,777	28,997	29,016	288,928
Delaware Tax-Free
Idaho Fund	20,438	20,403	238,806	58,929	58,820	644,988
Delaware Tax-Free
New York Fund	21,600	21,539	231,114	33,488	33,413	327,019

7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participate in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Funds had no amounts outstanding as of February 28, 2010 or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse

Notes to financial statements
Delaware multiple state tax-free funds

8. Credit and Market Risk (continued)

impact on the value of insured bonds held in the Funds. At February 28, 2010, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
40%	20%	23%	31%	11%

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service Inc., Standard & Poor’s Rating Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP, and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Funds. On January 4, 2010, the new investment management agreement between DMC and the Funds that was approved by the shareholders became effective.

11. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 15, 2010, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Proxy Results

At Joint Special Meetings of Shareholders of Voyageur Insured Funds, on behalf of Delaware Tax-Free Arizona Fund; Voyageur Mutual Funds, on behalf of Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund; and Voyageur Mutual Funds II, on behalf of Delaware Tax-Free Colorado Fund (Voyageur Insured Funds, Voyageur Mutual Fund, and Voyageur Mutual Funds II hereinafter each, a “Trust” and collectively, the “Trusts” and Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund hereinafter each, a “Fund” and collectively, the “Funds”) held on November 12, 2009 and reconvened on December 17, 2009 for Delaware Tax-Free California Fund, December 4, 2009 for Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund only and March 16, 2010, the shareholders of each Fund voted to (i) elect a Board of Trustees for each Trust; and to (ii) approve new investment advisory agreements between each Trust, on behalf of the respective Fund(s), and Delaware Management Company, respectively. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for each Trust.

Voyageur Insured Funds

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	7,510,444.878	65.587	94.052	474,979.649	4.148	5.948
Patrick P. Coyne	7,510,706.365	65.589	94.055	474,718.162	4.146	5.945
John A. Fry	7,512,009.667	65.600	94.072	473,414.860	4.135	5.928
Anthony D. Knerr	7,512,519.072	65.605	94.078	472,905.455	4.130	5.922
Lucinda S. Landreth	7,506,669.072	65.554	94.005	478,755.455	4.181	5.995
Ann R. Leven	7,506,669.072	65.554	94.005	478,755.455	4.181	5.995
Thomas F. Madison	7,510,196.960	65.585	94.049	475,227.567	4.150	5.951
Janet L. Yeomans	7,506,669.072	65.554	94.005	478,755.455	4.181	5.995
J. Richard Zecher	7,512,009.667	65.600	94.072	473,414.860	4.135	5.928

Voyageur Mutual Funds

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	27,534,201.174	64.687	94.418	1,627,955.392	3.825	5.582
Patrick P. Coyne	27,538,840.631	64.698	94.433	1,623,315.935	3.814	5.567
John A. Fry	27,541,310.882	64.704	94.442	1,620,845.684	3.808	5.558
Anthony D. Knerr	27,543,108.286	64.708	94.448	1,619,048.280	3.804	5.552
Lucinda S. Landreth	27,542,973.819	64.708	94.448	1,619,182.747	3.804	5.552
Ann R. Leven	27,540,505.439	64.702	94.439	1,621,651.127	3.810	5.561
Thomas F. Madison	27,534,959.779	64.689	94.420	1,627,196.787	3.823	5.580
Janet L. Yeomans	27,539,087.174	64.698	94.434	1,623,069.392	3.814	5.566
J. Richard Zecher	27,532,297.843	64.683	94.411	1,629,858.723	3.829	5.589

Voyageur Mutual Funds II

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	14,479,703.149	63.926	97.135	427,065.079	1.885	2.865
Patrick P. Coyne	14,469,317.651	63.880	97.065	437,450.577	1.931	2.935
John A. Fry	14,488,749.660	63.966	97.196	418,018.568	1.845	2.804
Anthony D. Knerr	14,482,486.274	63.938	97.154	424,281.954	1.873	2.846
Lucinda S. Landreth	14,488,816.962	63.966	97.196	417,951.266	1.845	2.804
Ann R. Leven	14,478,371.695	63.920	97.126	428,396.533	1.891	2.874
Thomas F. Madison	14,378,358.428	63.478	96.455	528,409.800	2.333	3.545
Janet L. Yeomans	14,486,139.464	63.954	97.178	420,628.764	1.857	2.822
J. Richard Zecher	14,486,180.936	63.954	97.179	420,587.292	1.857	2.821

2.	To approve a new investment advisory agreement between each Trust, on behalf of the respective Fund(s), and Delaware Management Company.

Delaware Tax-Free Arizona Fund
Shares Voted For	5,503,268.604
Percentage of Outstanding Shares	48.059%
Percentage of Shares Voted	68.305%
Shares Voted Against	318,946.724
Percentage of Outstanding Shares	2.785%
Percentage of Shares Voted	3.958%
Shares Abstained	303,633.649
Percentage of Outstanding Shares	2.651%
Percentage of Shares Voted	3.769%
Broker Non-Votes	1,931,085.658

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Proxy Results (continued)

Delaware Tax-Free California Fund
Shares Voted For	3,161,738.551
Percentage of Outstanding Shares	42.260%
Percentage of Shares Voted	67.222%
Shares Voted Against	113,090.044
Percentage of Outstanding Shares	1.512%
Percentage of Shares Voted	2.404%
Shares Abstained	269,836.501
Percentage of Outstanding Shares	3.606%
Percentage of Shares Voted	5.737%
Broker Non-Votes	1,158,761.563

Delaware Tax-Free Colorado Fund
Shares Voted For	10,641,098.445
Percentage of Outstanding Shares	46.979%
Percentage of Shares Voted	70.809%
Shares Voted Against	394,714.534
Percentage of Outstanding Shares	1.742%
Percentage of Shares Voted	2.627%
Shares Abstained	468,241.663
Percentage of Outstanding Shares	2.068%
Percentage of Shares Voted	3.115%
Broker Non-Votes	3,523,768.881

Delaware Tax-Free Idaho Fund
Shares Voted For	4,722,925.538
Percentage of Outstanding Shares	50.058%
Percentage of Shares Voted	67.836%
Shares Voted Against	490,745.060
Percentage of Outstanding Shares	5.202%
Percentage of Shares Voted	7.049%
Shares Abstained	198,509.218
Percentage of Outstanding Shares	2.104%
Percentage of Shares Voted	2.851%
Broker Non-Votes	1,550,081.012

Delaware Tax-Free New York Fund
Shares Voted For	1,323,953.644
Percentage of Outstanding Shares	45.593%
Percentage of Shares Voted	67.540%
Shares Voted Against	18,938.743
Percentage of Outstanding Shares	0.652%
Percentage of Shares Voted	0.966%
Shares Abstained	60,164.796
Percentage of Outstanding Shares	2.072%
Percentage of Shares Voted	3.069%
Broker Non-Votes	557,205.446

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”), which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Board Consideration of New Investment Advisory Agreement (continued)

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);

  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments® Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Board Consideration of New Investment Advisory Agreement (continued)

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Board Consideration of New Investment Advisory Agreement (continued)

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments® Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Board Consideration of New Investment Advisory Agreement (continued)

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS II

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 5, 2010